Contingent liabilities and contingent assets (Tables)	12 Months Ended
Jun. 30, 2021
Contingent liabilities and contingent assets
Schedule of potential amount payable by type of condition and category of player

	First team
	squad	Other	Total
	£’000	£’000	£’000
Type of condition:
MUFC appearances/team success/new contract	39,480	8,842	48,322
International appearances	11,182	45	11,227
Awards	31,689	—	31,689
Other	312	443	755
	82,663	9,330	91,993

As of 30 June 2020, the potential amount payable by type of condition and category of player was:

	First team
	squad	Other	Total
	£’000	£’000	£’000
Type of condition:
MUFC appearances/team success/new contract	21,667	10,499	32,166
International appearances	11,722	47	11,769
Awards	33,569	—	33,569
Other	699	818	1,517
	67,657	11,364	79,021